Labor and Social Security Obligations	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Labor and social security obligations
13	Labor and social security obligations

	12/31/2024	12/31/2023
Profit sharing	146,743	93,611
Labor provisions	44,320	13,252

	191,063	106,863

Current	182,071	101,506
Non-current	8,992	5,357

Except for the profit sharing related to the unrealized performance fees, the accrual for profits sharing payable on December 31, 2024, was paid until the first week of February 2025. Profit sharing is calculated based on the performance review of each employee plus the area performance, in accordance with an Entity policy. Vinci Compass Management estimated the profit sharing as of December 31, 2024, based on the net revenue recognized up to December 31, 2024.
Since the second quarter of 2022 labor provisions are being impacted by provisions and social charges related to Restricted Share Units Plan (RSUs). The non-current
amount comprises the provisions and social charges for the RSUs which the vesting dates are over than 1 year. Please see note 24 for more details.